LEASES	12 Months Ended
Dec. 31, 2024
Leases
LEASES

NOTE 8 – LEASES

Operating lease

The Company has various operating leases for office space. During the year ended December 31, 2023, the Company has entered into lease contracts and as a result recognized a right-of-use asset of $230,875 at the date of adoption, and a lease liability of $230,875. The lease agreements do not specify an explicit interest rate. The Company’s management believes that the Hong Kong dollar Best Lending Rate (“BLR”) from Hong Kong Monetary Authority was the most indicative rate of the Company’s borrowing cost for the calculation of the present value of the lease payments; the rate used by the Company was 5.88%.

As of December 31, 2024 and 2023, the right-of-use assets totaled $91,919 and $206,826, respectively.

As of December 31, 2024 and 2023, the operating lease liability consist of the following:

	December 31,
	2024	2023
Operating lease liability – current portion	$89,770	$113,220
Operating lease liability – non-current portion	-	89,251
Total	$89,770	$202,471

During the years ended December 31, 2024, 2023 and 2022, the Company incurred total operating lease expenses of $6,485, $62,714 and $81,151, respectively.

Other lease information is as follows:

	December 31,
	2024	2023
Weighted-average remaining lease term – operating leases	9.5 months	21.5 months
Weighted-average discount rate – operating leases	5.88%	5.88%

The following is a schedule of future minimum payments under operating leases as of December 31:

	December 31,
	2024	2023
Less than 1 year	$91,938	$116,796
More than 1 year	-	96,484
Total undiscounted lease payments	$91,938	$213,280
Less: discount	$(2,168)	$(10,809)
Present value of finance lease liabilities	$89,770	$202,471

Finance lease

As of December 31, 2024 and 2023, the maturities of finance lease liabilities were as follows:

	December 31,
Representing:	2024	2023
Less than 1 year	$13,022	$12,946
More than 1 year	26,044	38,839
Total undiscounted lease payments	$39,066	$51,785
Less: discount	$(3,452)	$(6,058)
Present value of finance lease liabilities	$35,614	$45,727

	December 31,
Representing:	2024	2023
Current liability	$11,125	$10,319
Non-current liability	24,489	35,408
Total	$35,614	$45,727